PGIM US Large-Cap Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 102.1%
Affiliated Mutual Fund 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $64,853)(wb)	64,853	$64,853
Options Purchased*~ 100.0%
(cost $2,999,357)		3,073,314

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.1% (cost $3,064,210)		3,138,167
Options Written*~ (2.1)%
(premiums received $50,415)		(62,863)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,013,795)		3,075,304
Liabilities in excess of other assets(z) (0.0)%		(999)

Net Assets 100.0%		$3,074,305

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/24	$5.29		56		6	$3,044,666
SPDR S&P 500 ETF Trust	Put	09/30/24	$528.69		56		6	28,648
Total Options Purchased (cost $2,999,357)								$3,073,314

PGIM US Large-Cap Buffer 12 ETF - October
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/24	$557.50		56		6	$(57,443)
SPDR S&P 500 ETF Trust	Put	09/30/24	$465.25		56		6	(5,420)
Total Options Written (premiums received $50,415)							$(62,863)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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